UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2006
                                                      ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BKF Asset Management, Inc.
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Address:   One Rockefeller Plaza
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           New York, New York  10020
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      28-01944
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Clarke Gray
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Title:     Chief Financial Officer
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Phone:     212-332-8400
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Signature, Place, and Date of Signing:

       /s/ J. Clarke Gray         New York, New York               02/06/07
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

















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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        3
                                               -------------

Form 13F Information Table Value Total:        $528
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE

     No.           Form 13F File Number        Name












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                                                                                                       Voting Authority
                                                                                                    --------------------------
                                 Title               Value      Shares/  Sh/  Put/     Invstmt  Other
Name of Issuer                  of class    CUSIPs   x$1000)    Prn Amt  Prn  Call     Dscretn Managers   Sole     Shared  None
------------------------------  --------  ---------  -------   --------  ---  ----     ------- -------- ------- --------- -----

ABITIBI-CONSOLIDATED COM         COM      003924107     47       19,200   SH            Sole               19,200    0       0
DOW CHEMICAL  1/40 CALL          CALL     2P699E116    290        2,000   SH   CALL     Sole                2,000    0       0
XERIUM TECHNOLOGIES COM          COM      98416J100    191       17,200   SH            Sole               17,200    0       0


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